Financial Risk Management - Summary of Retail Receivables Included In Consumer Finance Receivables (Detail) - JPY (¥) ¥ in Millions		Mar. 31, 2022	Mar. 31, 2021
Disclosure Of Finance Receivables [Line Items]
Consumer finance receivables		¥ 5,434,496	¥ 5,414,550
Retail [member]
Disclosure Of Finance Receivables [Line Items]
Consumer finance receivables	[1]	5,054,428	4,847,906
12-month expected credit losses [member] | Retail [member]
Disclosure Of Finance Receivables [Line Items]
Consumer finance receivables	[1]	4,897,471	4,563,496
Not credit impaired [member] | Lifetime expected credit losses [member] | Retail [member]
Disclosure Of Finance Receivables [Line Items]
Consumer finance receivables	[1]	139,306	271,762
Credit impaired [member] | Lifetime expected credit losses [member] | Retail [member]
Disclosure Of Finance Receivables [Line Items]
Consumer finance receivables	[1]	¥ 17,651	¥ 12,648

[1]	The tables above represent the gross amounts of retail receivables by stages of ECL model since the expected credit losses are measured collectively by our finance subsidiaries and the balances of those receivables are not directly allocated to the risk ratings.